S000019124 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	193 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
MSCI ACWI ex USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.62%	7.08%	3.83%
MSCI EAFE Small Cap Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.16%	6.58%	4.80%
iShares MSCI EAFE Small-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.90%	6.47%	4.70%
Performance Inception Date					Dec. 10, 2007
iShares MSCI EAFE Small-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.26%	5.84%	4.09%
iShares MSCI EAFE Small-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.34%	5.07%	3.68%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.